Bank Borrowings - Summary of Bank Borrowings (Detail) - USD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022		May 01, 2021
Borrowings [abstract]
Short term borrowings	$ 65,803	$ 0	[1]	$ 0	[1]

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.